Major Customer and Geographic Information (Details 1) - Customer Concentration Risk [Member] - Accounts Receivable [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Customer A [Member]
Product Information [Line Items]
Risk percentage	11.00%	0.00%	15.00%
Customer B [Member]
Product Information [Line Items]
Risk percentage	56.00%	82.00%	78.00%